Investment in associates (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽) item	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Investment in associates
Number of associates | item	1
Associates' statement of financial position:
Non-current assets	₽ 18,371	₽ 19,360
Current assets	64,944	62,117
including cash and cash equivalents	47,382	42,101	₽ 40,966	₽ 18,435
Current liabilities	(44,617)	(50,240)
Carrying amount of investment in associates (45%) of net assets	1,635	1,118
Revenue and net income
Revenue	40,622	35,941	29,593
Cost of revenues	(16,494)	(14,075)	(10,332)
Other income and expenses, net	(95)	(91)	(181)
including personnel expenses	(6,108)	(5,192)	(5,758)
including depreciation and amortization	(1,101)	(1,066)	(772)
Net profit	₽ 8,938	4,887	3,626
JSC Tochka
Investment in associates
Share in entity according to share in dividends and potential capital gains	45.00%
Associates' statement of financial position:
Non-current assets	₽ 1,437	1,199
Current assets	3,729	2,019
including cash and cash equivalents	2,631	995
Non-current financial liabilities	(263)	(337)
Current liabilities	(1,270)	(397)
including financial liabilities	(959)	(314)
Net assets	3,633	2,484
Carrying amount of investment in associates (45%) of net assets	1,635	1,118
Revenue and net income
Revenue	7,697	5,534	4
Cost of revenues	(453)	(289)	(3)
Other income and expenses, net	(5,752)	(4,565)	(85)
including personnel expenses	(2,965)	(2,147)	(1)
including depreciation and amortization	(297)	(129)	(1)
Net profit	1,492	680	(84)
Group's share (45%) of total net profit/(loss)	₽ 672	₽ 306	₽ (38)